Salaries and social security taxes payable	12 Months Ended
Dec. 31, 2024
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable

Note	30 | Salaries and social security taxes payable

a.	Salaries and social security taxes payable

	12.31.24	12.31.23
Non-current
Seniority-based bonus	6,226	5,333

Current
Salaries payable and provisions	43,222	50,903
Social security payable	18,399	6,507
Early retirements payable	289	594
Total current	61,910	58,004

The value of the Company’s salaries and social security taxes payable approximates their fair value.

b.	Salaries and social security taxes charged to profit or loss

	12.31.24	12.31.23	12.31.22
Salaries	164,110	173,661	159,817
Social security taxes	63,820	67,535	62,151
Total salaries and social security taxes	227,930	241,196	221,968

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations, which, as of December 31, 2024 and 2023, amount to $ 377 and $ 956, respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain number of years of service. As of December 31, 2024 and 2023, the related liabilities amount to $ 6,231 and $ 5,073, respectively.

As of December 31, 2024 and 2023, the number of employees amounts to 4,642 and 4,635, respectively.